CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Millions		Total	Total £m	Share capital £m		Share premium £m		Other reserves £m	Retained profits £m	Other equity instruments £m	Non- controlling interests £m
Beginning balance at Dec. 31, 2024		£ 39,747	£ 33,975	£ 1,574	[1]	£ 600	[1]	£ 2,389	£ 29,412	£ 5,692	£ 80
Comprehensive income
Profit for the period		1,940	1,709						1,709	215	16
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(125)	(125)						(125)
Movements in revaluation reserve in respect of FVOCI assets, net of tax:
Debt securities		143	143					143
Gains and losses attributable to own credit risk, net of tax		45	45						45
Movements in cash flow hedge reserve, net of tax		886	886					886
Movements in foreign currency translation reserve, net of tax		42	42					42
Total other comprehensive (loss) income for the period, net of tax		991	991					1,071	(80)
Total comprehensive income for the period	[2]	2,931	2,700					1,071	1,629	215	16
Transactions with owners
Dividends (note 14)		(640)	(640)						(640)
Distributions on other equity instruments		(215)								(215)
Issue of other equity instruments		744	(9)						(9)	753
Repurchases and redemptions of other equity instruments		(640)	47						47	(687)
Capital contributions received		83	83						83
Return of capital contributions		(1)	(1)						(1)
Changes in non-controlling interests		0	20						20		(20)
Total transactions with owners		(669)	(500)						(500)	(149)	(20)
Ending balance at Jun. 30, 2025	[3]	42,009	36,175	1,574	[1],[4]	600	[1],[4]	3,460	30,541	5,758	76
Comprehensive income
Profit for the period		1,916	1,716						1,716	189	11
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(260)	(260)						(260)
Movements in revaluation reserve in respect of FVOCI assets, net of tax:
Debt securities		17	17					17
Gains and losses attributable to own credit risk, net of tax		(136)	(136)						(136)
Movements in cash flow hedge reserve, net of tax		655	655					655
Movements in foreign currency translation reserve, net of tax		28	28					28
Total other comprehensive (loss) income for the period, net of tax		304	304					700	(396)
Total comprehensive income for the period	[5]	2,220	2,020					700	1,320	189	11
Transactions with owners
Dividends (note 14)		(1,766)	(1,750)						(1,750)		(16)
Distributions on other equity instruments		(189)								(189)
Issue of other equity instruments		756	(5)						(5)	761
Repurchases and redemptions of other equity instruments		(1,118)	34						34	(1,152)
Capital contributions received		68	68						68
Total transactions with owners		(2,249)	(1,653)						(1,653)	(580)	(16)
Ending balance at Dec. 31, 2025	[6]	41,980	36,542	1,574	[4]	600	[4]	4,160	30,208	5,367	71
Comprehensive income
Profit for the period		2,651	2,436						2,436	213	2
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		66	66						66
Movements in revaluation reserve in respect of FVOCI assets, net of tax:
Debt securities		103	103					103
Gains and losses attributable to own credit risk, net of tax		(3)	(3)						(3)
Movements in cash flow hedge reserve, net of tax		(370)	(370)					(370)
Movements in foreign currency translation reserve, net of tax		(30)	(30)					(30)
Total other comprehensive (loss) income for the period, net of tax		(234)	(234)					(297)	63
Total comprehensive income for the period	[7]	2,417	2,202					(297)	2,499	213	2
Transactions with owners
Dividends (note 14)		(1,187)	(1,180)						(1,180)		(7)
Distributions on other equity instruments		(213)								(213)
Issue of other equity instruments		498	(2)						(2)	500
Repurchases and redemptions of other equity instruments		(678)	5						5	(683)
Capital contributions received		81	81						81
Total transactions with owners		(1,499)	(1,096)						(1,096)	(396)	(7)
Ending balance at Jun. 30, 2026	[8]	£ 42,898	£ 37,648	£ 1,574	[9]	£ 600	[9]	£ 3,863	£ 31,611	£ 5,184	£ 66

[1]	Share capital and share premium, previously presented in aggregate, are shown separately. Comparatives have been represented on a consistent basis.
[2]	Total comprehensive income attributable to owners of the parent was £2,915 million.
[3]	Total equity attributable to owners of the parent was £41,933 million
[4]	Share capital and share premium, previously presented in aggregate, are shown separately. Comparatives have been represented on a consistent basis.
[5]	Total comprehensive income attributable to owners of the parent was £2,209 million.
[6]	Total equity attributable to owners of the parent was £41,909 million
[7]	Total comprehensive income attributable to owners of the parent was £2,415 million.
[8]	Total equity attributable to owners of the parent was £42,832 million
[9]	Share capital and share premium, previously presented in aggregate, are shown separately. Comparatives have been represented on a consistent basis.